2. SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Significant Accounting Policies Details Narrative
GST tax receivable	147	1,131
Anti-dilutive securities	226,884	311,884	312,384
Cash and cash equivalents	10,845	8,097	18,856	41,659
Current liabilities	20,805	30,207
Bridge loan payable to related party	20,655	20,255